Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recognitions of Trade Date Profit
Balance, beginning of year	€ 441	€ 531
New trades during the period	308	170
Amortization	(140)	(106)
Matured trades	(130)	(95)
Subsequent move to observability	(22)	(60)
Exchange rate changes	(4)	1
Balance, end of year	€ 454	€ 441